Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	1,000
Common stock, shares issued	500,000	100
Common stock, shares outstanding	500,000	100
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0